Debt - Additional Information (Details)									3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 24, 2019 $ / shares	Sep. 23, 2019 USD ($) $ / shares	Sep. 16, 2019 USD ($)	Aug. 29, 2019 USD ($) shares	Jun. 10, 2019 USD ($)	Nov. 30, 2018 USD ($)	Oct. 25, 2017 USD ($)	Jan. 07, 2016 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Interest expense to note payable													$ 15,000	$ 17,000
Payment of outstanding principal and accrued interest											$ 516,000			65,000
Gross proceeds from issuance of equity securities											19,803,000			$ 18,000
Proceeds from issuance of convertible note											2,600,000	$ 1,500,000	6,800,000
Convertible debt converted in to common shares | shares				2,267,042
Gain on debt extinguishment				$ 900,000					$ 928,000		928,000
Liability balance													$ 5,019,000
Wilson, Sonsini, Goodrich & Rosati Note | Promissory Note
Debt Instrument [Line Items]
Debt carrying amount								$ 600,000
Promissory note term								3 years
Debt instrument, interest rate							3.00%	3.00%
Principal amount outstanding								$ 0
Debt maturity date							Jan. 07, 2020	Jan. 07, 2019
Principal amount paid							$ 100,000
Interest expense to note payable									3,000	$ 4,000	$ 11,000	12,000
Payment of outstanding principal and accrued interest			$ 600,000
2018 Convertible Bridge Notes
Debt Instrument [Line Items]
Debt instrument, interest rate						10.00%							15.00%
Debt maturity date						Mar. 31, 2019
Convertible note, principal amount						$ 6,800,000
Proceeds from issuance of convertible note						$ 6,600,000
Increase in interest rate if bridge notes not paid or converted											15.00%		15.00%
Percentage of multiplier on price per share of new stock paid in qualified financing by investors											70.00%		70.00%
Denominator for calculating capitalization value for price per share									$ 45,000,000		$ 45,000,000		$ 45,000,000
Conversion price subject to adjustment upon certain events | $ / shares									$ 9.54		$ 9.54		$ 9.54
Debt discount									$ 2,500,000		$ 2,500,000		$ 2,500,000
Maturity date, description											As part of the amendment, the maturity dates of the notes were extended to the earliest of (i) September 24, 2019; (ii) the occurrence of an Event of Default (as defined in the 2018 Bridge Notes); (iii) the consummation of a liquidation or dissolution of DermTech Operations (iv) a Liquidation Transaction (as defined in the 2018 Bridge Notes); or (v) the consummation of a merger with or into the Company or any of its subsidiaries.
Convertible notes conversion ratio		0.70
Description of merger consideration											“Merger Consideration” means (i) the lesser of $6.46 and (ii) the offering price per share of the private investment in public equity (“PIPE”) transaction to be consummated concurrently with the consummation of the Qualifying Merger multiplied by the Conversion Ratio.
Merger consideration maximum price per share | $ / shares		$ 6.46
Debt Conversion Ratio Number Used As Numerator to Derive Quotient		$ 8,000,000
2018 Convertible Bridge Notes | Other Expense
Debt Instrument [Line Items]
Loss on change in fair value of derivative liability									100,000	0	$ 400,000	0	400,000
2018 Convertible Bridge Notes | Minimum
Debt Instrument [Line Items]
Gross proceeds from issuance of equity securities											20,000,000		20,000,000
2019 Convertible Bridge Notes
Debt Instrument [Line Items]
Debt instrument, interest rate					10.00%
Debt discount									300,000		$ 300,000
Maturity date, description											These convertible bridge notes carried an interest rate of 10% and matured after the earliest to occur of: (i) September 25, 2019; (ii) the occurrence of an Event of Default; (iii) the consummation of a liquidation or dissolution of DermTech Operations; (iv) a Liquidation Transaction; or (v) the consummation of a merger of DermTech Operations with Merger Sub, a subsidiary of the Company, in accordance with the Merger Agreement.
Debt Conversion Ratio Number Used As Numerator to Derive Quotient		$ 8,000,000
Proceeds from issuance of convertible note					$ 2,600,000
Debt conversion feature											Upon the conversion of these notes, the note holders were entitled to receive a number of shares of DermTech Operations’ common stock equal to the quotient obtained by dividing (i) the unpaid principal amount of these notes plus interest accrued but unpaid thereon, by (1) if the Qualifying Merger consummates prior to the maturity date, the lesser of (x) $5.80 and (y) 90% of the Merger Consideration (as defined below), or (2) if the Qualifying Merger consummates on or after the maturity date, the lesser of (x) $4.51 and (y) 70% of the Merger Consideration.
Liability balance									0		$ 0		$ 0
2019 Convertible Bridge Notes | Other Expense
Debt Instrument [Line Items]
Loss on change in fair value of derivative liability									$ 11,000	$ 14,000	$ 0	$ 0
2019 Convertible Bridge Notes | Maximum
Debt Instrument [Line Items]
Convertible notes conversion ratio	0.70	0.90
Convertible notes conversion price | $ / shares	$ 4.51	$ 5.80